UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22172
Exact name of registrant as specified in charter:	World Funds Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: John H. Lively Practus, LLP 11300 Tomahawk Creek Parkway Suite 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	March 31
Date of reporting period:	March 31, 2026

Philotimo Focused Growth and Income Fund

ITEM 1. (a)  REPORT TO STOCKHOLDERS.

Philotimo Focused Growth and Income Fund Tailored Shareholder Report

annual shareholder report March 31, 2026 Philotimo Focused Growth and Income Fund Ticker: PHLOX

This annual shareholder report contains important information about the Philotimo Focused Growth and Income Fund for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at theworldfundstrust.com/funds/Philotimo/Philotimo.php. You can also request this information by contacting us at (800) 673-0550.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Philotimo Focused Growth and Income Fund	$159	1.45%

How did the Fund perform last year?

The Philotimo Focused Growth and Income Fund (the “Fund”), returned 19.65% for the period of April 1, 2025, to March 31, 2026, compared to 18.09% for the Russell 3000® Index and 25.72% for the Russell 2000® Index, during the same period. We buy small cap value stocks that we believe can generate significant alpha, targeting 5% concentration at cost for our “best ideas”. Additionally, we typically hold dividend paying stocks and fixed income to cushion during market sell offs.

What Factors Influenced Performance?

The Fund had several large positions that drove alpha during the reporting period. EZCORP, Inc. (EZPW), The RealReal, Inc. (REAL), and Outdoor Holding Company (POWW) increased meaningfully, which contributed to our performance. Most recently, fixed income has underperformed, which has been a drag on returns, along with Software Co’s in general.

Cumulative Performance

(based on a hypothetical $10,000 investment)

Philotimo Focused Growth and Income Fund - $12,610
Russell 3000® Index - $15,513
Russell 2000® Index - $12,283
$16,000
$15,000
$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
$8,000
08/20/2021*
03/31/2022
03/31/2023
03/31/2024
03/31/2025
03/31/2026

*	Inception

Annual Performance

	1 Year	Average Annual Return Since Inception (8/20/2021)
Philotimo Focused Growth and Income Fund	19.65%	5.16%
Russell 3000® Index	18.09%	9.60%
Russell 2000® Index	25.72%	4.56%

The Russell 3000® Index measures the performance of the largest 3,000 publicly traded U.S. companies, representing approximately 98% of the investable U.S. equity market.

The Russell 2000® Index is a subset of the Russell 3000® Index and measures the performance of the 2,000 smallest publicly traded U.S. companies in the index, widely usedas a benchmark for small-cap stocks.

Visit theworldfundstrust.com/funds/Philotimo/Philotimo.php for more recent performance information.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Philotimo Focused Growth and Income Fund Tailored Shareholder Report

Sector Breakdown
Top Ten Holdings
AMMO, Inc.	7.16%
Allot Ltd.	7.12%
Compass, Inc.	6.51%
Barnes & Noble Education, Inc.	5.90%
Inspired Entertainment, Inc.	4.45%
Six Flags Entertainment Corp.	4.44%
The Lovesac Co.	4.20%
The RealReal, Inc.	4.05%
1stdibs.com, Inc.	3.88%
Peloton Interactive, Inc.	3.82%

Key Fund Statistics

(as of March 31, 2026)

Fund Net Assets	$112,265,692
Number of Holdings	43
Total Net Advisory Fee	$1,133,640
Portfolio Turnover Rate	107.05%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, visit

theworldfundstrust.com/funds/Philotimo/Philotimo.php.

What did the Fund invest in?

(% of Net Assets as of March 31, 2026)

ITEM 1. (b). Not applicable.

ITEM 2.	CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

(d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e) Not applicable.

(f) The code of ethics is attached hereto as exhibit 19(a)(1).

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3) At this time, the registrant believes that the collective experience provided by the members of the audit committee together offer the registrant adequate oversight for the registrant’s level of financial complexity.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $18,600 for 2026 and $18,000 for 2025.

(b) Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2026 and $0 for 2025.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,500 for 2026 and $3,500 for 2025. The nature of the services comprising these fees include preparation of excise filings and income tax returns and assistance with calculation of required income, capital gain and excise distributions.

(d) All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2026 and $0 for 2025.

(e)(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pursuant to its charter, the registrant’s Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant.  The Audit Committee also pre-approves any non-audit services provided by the registrant’s principal accountant to the adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	NA

(c)	0%

(d)	NA

(f) Less than 50% of the hours expended on the principal account’s engagement to audit the Registrant’s financial statement for the fiscal year ended March 31, 2026 were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2026 and $0 for 2025.

(h) Not applicable.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The Registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights filed under Item 7 of this Form.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Philotimo Focused Growth and Income Fund

FINANCIAL STATEMENTS

AND OTHER INFORMATION

Year Ended March 31, 2026

FINANCIAL STATEMENTS | March 31, 2026

Philotimo Focused Growth and Income Fund

Schedule of InvestmentsMarch 31, 2026

		Shares	Value
74.68%	COMMON STOCKS

6.60%	COMMUNICATION SERVICES
	Marchex, Inc.(A)	1,300,388	$2,015,601
	Stagwell, Inc.(A)	665,435	4,185,586
	WildBrain Ltd.(A)	83,225	79,896
	WildBrain Ltd.(A)	1,207,950	1,128,844
			7,409,927
11.61%	CONSUMER DISCRETIONARY - ENTERTAINMENT
	AMMO, Inc.(A)	4,000,000	8,040,000
	Inspired Entertainment, Inc.(A)	700,000	4,991,000
			13,031,000
36.04%	CONSUMER DISCRETIONARY - RETAIL
	1stdibs.com, Inc.(A)	792,368	4,358,024
	Barnes & Noble Education, Inc.(A)	750,428	6,626,279
	CDON AB(A)	536,715	3,957,335
	Fossil Group, Inc.(A)	430,898	1,857,170
	Haverty Furniture Cos., Inc.	281	5,952
	The Lovesac Co.(A)	319,304	4,716,120
	Natuzzi S.p.A(A)	441,962	1,347,984
	The One Group Hospitality, Inc.(A)	393,975	701,276
	Peloton Interactive, Inc.(A)	1,000,000	4,290,000
	The RealReal, Inc.(A)	500,535	4,544,858
	Six Flags Entertainment Corp.(A)	280,683	4,982,123
	Xponential Fitness, Inc.(A)	510,901	3,075,624
			40,462,745

0.26%	CONSUMER STAPLES
	Zevia PBC(A)	250,000	292,500

2.40%	HEALTH CARE
	The Oncology Institute, Inc.(A)	878,231	2,696,169

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2026

PHILOTIMO FOCUSED GROWTH AND INCOME FUND

Schedule of Investments - continuedMarch 31, 2026

		Shares	Value
11.26%	INFORMATION TECHNOLOGY
	Allot Ltd.(A)	1,200,000	$7,992,000
	Data I/O Corp.(A)	327,401	828,325
	Immersion Corporation	700,000	3,822,000
			12,642,325

6.51%	REAL ESTATE
	Compass, Inc.(A)	1,000,351	7,312,566

74.68%	TOTAL COMMON STOCKS		83,847,232
	(Cost: $79,263,332)

0.54%	PREFERRED STOCKS

0.54%	CONSUMER DISCRETIONARY - ENTERTAINMENT
	AMMO, Inc. 8.750%(A)	24,133	602,842

0.54%	TOTAL PREFERRED STOCKS		602,842
	(Cost: $527,776)

10.30%	CLOSED-END MUTUAL FUNDS

3.42%	FLOATING RATE BOND FUNDS
	Nuveen Floating Rate Income Fund	509,919	3,834,591

4.95%	SECTOR BOND FUNDS
	Duff & Phelps Utility and Infrastructure Fund, Inc.	221,564	3,199,384
	Nuveen Real Estate Income Fund	316,500	2,361,090
			5,560,474

PHILOTIMO FOCUSED GROWTH AND INCOME FUND

Schedule of Investments - continuedMarch 31, 2026

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2026

		Shares	Value
1.93%	SHORT-TERM BOND FUNDS
	Eaton Vance Limited Duration Income Fund^
	(US Treasury Yield Curve Rate Constant Maturity 5 Year +3.010%)	229,225	$2,166,176

10.30%	TOTAL CLOSED-END MUTUAL FUNDS		11,561,241
	(Cost: $11,589,741)

		Principal	Value
10.74%	DEBT SECURITIES

1.81%	CONSUMER DISCRETIONARY
	Fossil Group, Inc. 01/01/2029 9.500%	$2,256,119	$2,030,507

7.54%	FINANCIALS
	Allstate Corp. 05/15/2057 6.500%	1,000,000	1,019,524
	Bank of Montreal 11/26/2084 7.300%^
	(US Treasury Yield Curve Rate Constant Maturity 10 Year +2.757%)	1,000,000	1,023,499
	Citigroup Global Markets 01/22/2035 0.000%(A)(C)	300,000	259,920
	Citigroup Global Markets 10/01/2040 7.250%(C)	84,000	61,681
	Citigroup Global Markets 03/19/2041 10.500%(C)	273,000	215,861
	Citigroup Global Markets 09/03/2041 0.000%(A)(C)	400,000	356,500
	Citigroup Global Markets 09/20/2041 0.000%(A)(C)	130,000	100,178
	Citigroup, Inc. Series DD Perpetual 7.000%	1,350,000	1,389,396
	Morgan Stanley 03/31/2035 0.000%(A)(C)	95,000	62,197
	Nationwide Financial Services 05/15/2037 6.750%	2,975,000	2,951,248
	(ICE LIBOR USD 3 Month +2.120%)
	Prudential Financial, Inc. 03/15/2054 6.500%	1,000,000	1,024,348
			8,464,352

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2026

PHILOTIMO FOCUSED GROWTH AND INCOME FUND

Schedule of Investments - continuedMarch 31, 2026

		Principal	Value
1.39%	GOVERNMENT
	Farm Credit Bank of Texas Perpetual 7.750%^
	(US Treasury Yield Curve Rate Constant Maturity 5 Year +2.404%)	$1,500,000	$1,560,000

10.74%	TOTAL DEBT SECURITIES		12,054,859
	(Cost: $11,506,724)

		Shares	Value
3.20%	MONEY MARKET FUND
	Federated Government Obligations Fund 3.540%(B)	3,590,581	$3,590,581
	(Cost: $3,590,581)

99.46%	TOTAL INVESTMENTS		111,656,755
	(Cost: $106,478,154)
0.54%	Other assets, net of liabilities		608,937
100.00%	NET ASSETS		$112,265,692

^Rate is determined periodically. Rate shown is the rate as of March 31, 2026.

(A)Non-income producing.

(B)Effective 7 day yield as of March 31, 2026.

(C)Structured Note.

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate.

PHILOTIMO FOCUSED GROWTH AND INCOME FUND

Statement of Assets and LiabilitiesMarch 31, 2026

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2026

ASSETS
Investments at value (cost of $106,478,154) (Note 1)	$111,656,755
Receivable for investments sold	466,279
Interest and dividends receivable	265,401
Prepaid expenses	27,785
TOTAL ASSETS	112,416,220

LIABILITIES
Payable for capital stock redeemed	1,524
Accrued investment advisory fees	102,862
Accrued 12b-1 fees	29,144
Accrued administration, accounting and transfer agent fees	10,835
Other accrued expenses	6,163
TOTAL LIABILITIES	150,528
NET ASSETS	$112,265,692

Net Assets Consist of:
Paid-in-capital applicable to 10,342,799 no par value shares of beneficial interest outstanding, unlimited shares authorized	$98,132,418
Distributable earnings (accumulated deficits)	14,133,274
Net Assets	$112,265,692

NET ASSET VALUE PER SHARE
Shares Outstanding	10,342,799
Net Asset Value Per Share Offering, and Redemption Price	$10.85

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2026

INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $4,017)	$888,642
Interest	1,249,312
Total investment income	2,137,954

EXPENSES
Investment advisory fees (Note 2)	1,094,711
Recordkeeping and administrative services (Note 2)	96,763
Accounting fees (Note 2)	62,088
Custody fees	14,590
Transfer agent fees (Note 2)	30,711
Legal fees	28,104
Professional fees	22,245
Filing and registration fees	17,000
Trustee fees	13,410
Compliance fees (Note 2)	9,770
Shareholder reports	23,161
Shareholder servicing (Note 2)	109,729
Insurance	2,780
Proxy expense	435
Other	27,009
Total expenses	1,552,506
Recovery of previously waived advisory fees (Note 2)	38,929
Net expenses	1,591,435

Net investment income (loss)	546,519

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	8,767,577
Net realized gain (loss) on foreign currency transactions	(33,886)
Net realized gain (loss) on investments and foreign currency transactions	8,733,691

Net change in unrealized appreciation (depreciation) of investments	9,340,978

Net realized and unrealized gain (loss) on investments	18,074,669

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$18,621,188

PHILOTIMO FOCUSED GROWTH AND INCOME FUND

Statement of OperationsYear Ended March 31, 2026

PHILOTIMO FOCUSED GROWTH AND INCOME FUND

Statements of Changes in Net Assets

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2026

	Years Ended March 31,
	2026	2025
INCREASE (DECREASE) IN NET ASSETS FROM

OPERATIONS
Net investment income (loss)	$546,519	$1,309,429
Net realized gain (loss) on investments and foreign currency transactions	8,733,691	11,057,366
Net change in unrealized appreciation (depreciation) of investments	9,340,978	(4,266,759)
Increase (decrease) in net assets from operations	18,621,188	8,100,036

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from earnings	(6,307,286)	(1,821,000)
Decrease in net assets from distributions	(6,307,286)	(1,821,000)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	3,644,969	3,821,715
Shares reinvested	6,307,286	1,821,000
Shares redeemed	(5,678,986)	(7,611,119)
Increase (decrease) in net assets from capital stock transactions	4,273,269	(1,968,404)

NET ASSETS
Increase (decrease) during year	16,587,171	4,310,632
Beginning of year	95,678,521	91,367,889
End of year	$112,265,692	$95,678,521

PHILOTIMO FOCUSED GROWTH AND INCOME FUND

Selected Per Share Data Throughout Each Period

See Notes to Financial Statements

11

FINANCIAL STATEMENTS | March 31, 2026

See Notes to Financial Statements

FINANCIAL STATEMENTS | March 31, 2026

PHILOTIMO FOCUSED GROWTH AND INCOME FUND

Financial Highlights

	Years Ended March 31,								Period Ended March 31, 2022*

	2026		2025		2024		2023

Net asset value, beginning of period	$9.57		$8.95		$8.76		$10.02		$10.00

Investment activities
Net investment income (loss)(1)	0.05		0.13		0.20		0.08		0.08
Net realized and unrealized gain (loss) on investments and foreign currency transactions	1.88		0.67		0.07		(0.83)		0.08
Total from investment activities	1.93		0.80		0.27		(0.75)		0.16
Distributions
Net investment income	(0.11)		(0.18)		(0.08)		—	(2)	(0.07)
Net realized gain	(0.54)		—		—		(0.21)		(0.07)
Return of capital	—		—		—		(0.30)		—
Total distributions	(0.65)		(0.18)		(0.08)		(0.51)		(0.14)

Net asset value, end of period	$10.85		$9.57		$8.95		$8.76		$10.02 (3)

Total Return(4)	19.65%		8.71%		3.05%		(7.36%)		1.57%
Ratios/Supplemental Data
Ratios to average net assets(5)
Expenses, gross	1.45	%(6)	1.45	%(6)	1.64	%(7)	1.60	%(7)	1.70%
Expenses, net of waiver or recovery (Note 2)	1.49	%(6)	1.51	%(6)	1.59	%(7)	1.59	%(7)	1.50%
Net investment income	0.50	%(6)	1.37	%(6)	2.31%		0.97%		1.36%
Portfolio turnover rate(4)	107.05%		105.51%		76.00%		128.74%		117.87%
Net assets, end of period (000s)	$112,266		$95,679		$91,368		$77,920		$58,611

(1)Per share amounts calculated using the average number of shares outstanding throughout the period.

(2)Less than $0.005 per share.

(3)Adjusted to conform with accounting principles generally accepted in the United States of America.

(4)Total return and portfolio turnover rate are for the period indicated and have not been annualized for periods less than one year.

(5)Ratios to average net assets have been annualized for periods less than one year.

(6)Recovery of previously waived fees increased the expense ratio and decreased the net investment income ratio by 0.04% for the year ended March 31, 2026 and 0.06% for the year ended March 31, 2025.

(7)Gross and net expenses reflect the effect of proxy expense which is excluded from the Fund’s expense limitation agreement. Gross and net expenses excluding proxy expense would have been: 1.60% and 1.55%, respectively, for the year ended March 31, 2024; and 1.53% and 1.52%, respectively, for the year ended March 31, 2023.

*The Fund commenced operations on August 20, 2021.

FINANCIAL STATEMENTS | March 31, 2026

PHILOTIMO FOCUSED GROWTH AND INCOME FUND

Notes to Financial StatementsMarch 31, 2026

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Philotimo Focused Growth and Income Fund (the “Fund”) is a non-diversified series of the World Funds Trust (“WFT” or “Trust”), which is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management company. The Trust was organized as a Delaware statutory trust on April 9, 2007 and may issue its shares of beneficial interest in separate series and issue classes of any series or divide shares of any series into two or more classes. The Fund commenced operations on August 20, 2021.

The Fund’s investment objective is to seek current income and long-term growth.

The Fund is deemed to be an individual operating and reporting segment and is not part of a consolidated reporting entity. The objective and strategy, as outlined in the Fund’s prospectus under the heading “Principal Investment Strategies”, are used by Kanen Wealth Management, LLC (the “Advisor”) to make investment decisions, and the results of the Fund’s operations, as shown in its Statement of Operations and Financial Highlights, are the information utilized for the day-to-day management of the Fund. The Fund and the Advisor are parties to expense agreements as disclosed in the Notes to the Financial Statements, and resources are not allocated to the Fund based on performance measurements. Due to the significance of oversight and its role in the Fund’s management, the Advisor’s portfolio manager is deemed to be the Chief Operating Decision Maker.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund’s securities are valued at current market prices. Investments in securities traded on national securities exchanges are valued at the last reported sale price. Investment securities traded on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities that are listed on an exchange and which are not traded on the valuation date are valued at the last quoted bid price. If available, debt securities (other than short-term obligations) are priced

PHILOTIMO FOCUSED GROWTH AND INCOME FUND

Notes to Financial Statements - continuedMarch 31, 2026

FINANCIAL STATEMENTS | March 31, 2026

based upon valuations provided by independent, third-party pricing agents approved by the Trust’s Board of Trustees (the “Board”). Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing supplied valuations, or other methodologies that utilize actual market transactions, broker supplied valuations, or other methodologies designed to identify the market value for such securities. Short-term debt securities (less than 60 days to maturity) are valued at amortized cost which approximates market value. Investments in investment companies and money market funds are valued at net asset value per share as reported by such investment company. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board. Although the Board is ultimately responsible for fair value determinations under Rule 2a-5 of the 1940 Act, the Board has delegated day-to-day responsibility for oversight of the valuation of the Fund’s assets to the Advisor as the Valuation Designee pursuant to the Fund’s policies and procedures. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the New York Stock Exchange (“NYSE”) and the value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Valuation Designee believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities,

FINANCIAL STATEMENTS | March 31, 2026

PHILOTIMO FOCUSED GROWTH AND INCOME FUND

Notes to Financial Statements - continuedMarch 31, 2026

interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of March 31, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$83,847,232	$—	$—	$83,847,232
Preferred Stocks	602,842	—	—	602,842
Closed-end Mutual Funds	11,561,241	—	—	11,561,241
Debt Securities	—	12,054,859	—	12,054,859
Money Market Fund	3,590,581	—	—	3,590,581
	$99,601,896	$12,054,859	$—	$111,656,755

Refer to the Fund’s Schedule of Investments for a listing of the securities by security type and sector. The Fund held no Level 3 securities at any time during the year ended March 31, 2026.

Security Transactions and Income

Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Discount or premiums are accreted or amortized to interest income using the effective interest method or the worst yield for callable bonds. The cost of securities sold is determined on a specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities at the date

PHILOTIMO FOCUSED GROWTH AND INCOME FUND

Notes to Financial Statements - continuedMarch 31, 2026

FINANCIAL STATEMENTS | March 31, 2026

of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

Reclassification of Capital Accounts

GAAP requires certain components of net assets be reclassified related to permanent differences between financial and tax reporting. These reclassifications are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gains for federal income tax purposes and have no effect on net assets or net asset value per share. For the year ended March 31, 2026, such reclassifications were attributable primarily to the utilization of earnings and profits distributed to shareholders on redemption of shares.

Paid-in Capital	Distributable Earnings
$315,123	$(315,123)

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to the Investment Advisory Agreement (“Agreement”), the Advisor provides investment advisory services to the Fund for an annual fee of 1.00% of the Fund’s daily net assets.

FINANCIAL STATEMENTS | March 31, 2026

PHILOTIMO FOCUSED GROWTH AND INCOME FUND

Notes to Financial Statements - continuedMarch 31, 2026

The Advisor has contractually agreed to reduce its fees and/or reimburse Fund expenses until July 31, 2026 to keep Total Annual Operating Expenses (exclusive of interest, fees pursuant to Rule 12b-1 Plans, taxes, acquired fund fees and expenses, brokerage commissions, dividend expenses on short sales, other expenditures which are capitalized in accordance with GAAP and other extraordinary expenses not incurred in the ordinary course of business) from exceeding 1.50% of the Fund’s daily net assets. The Trust and the Advisor may terminate this expense limitation agreement prior to July 31, 2026 only by mutual written consent. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within the three years following the date such waiver and/or reimbursement was made, provided that the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped.

During the year ended March 31, 2026, the advisory fees earned, waived, and recoupment of previously waived fees under the expense limitation agreement were as follows:

Advisory Fees Earned	Advisory Fees Waived	Recoupment of Previously Waived Fees by Advisor
$1,094,711	$ —	$38,929

The Fund had adopted a Distribution and Shareholder Services (12b-1) Plan under which the Fund was authorized to pay an annual fee of up to 0.25% of the daily net assets of the Fund as compensation for certain shareholder service and distribution related activities. The Board has adopted a resolution to spend not more than 0.05% of the Fund’s daily net assets under the Rule 12b-1 Plan until at the earliest, July 31, 2024. On May 28, 2024, the Advisor requested the 12b-1 accruals be suspended when the resolution expired on July 31, 2024, until such time that relevant marketing opportunities are identified to assist in promotion of the Fund and its asset growth.

The Fund has adopted a shareholder services plan. Under the shareholder services plan, the Fund may pay an authorized firm up to 0.25% on an annualized basis of average daily net assets attributable to its customers who are shareholders. For this fee, the authorized firms may provide a variety of services, including but not limited to: (i) arranging for bank wires; (ii) responding to inquiries from shareholders concerning their investment in the Fund; (iii) assisting shareholders in changing dividend options, account designations and addresses; (iv) providing information periodically to shareholders showing their position in the Fund; (v) forwarding shareholder communications from

PHILOTIMO FOCUSED GROWTH AND INCOME FUND

Notes to Financial Statements - continuedMarch 31, 2026

FINANCIAL STATEMENTS | March 31, 2026

the Fund such as proxies, shareholder reports, annual reports, and dividend distribution and tax notices to shareholders; (vi) processing purchase, exchange and redemption requests from shareholders and placing orders with the Fund or their service providers; (vii) providing sub-accounting with respect to Fund shares beneficially owned by shareholders; and (viii) processing dividend payments from the Fund on behalf of shareholders.

For the year ended March 31, 2026, the following fees were incurred:

Type of Plan	Fees Incurred
Shareholder Services	$109,729

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator, transfer and dividend disbursing agent and fund accountant. Fees to CFS are computed daily and paid monthly. For the year ended March 31, 2026, the following fees were paid by the Fund to CFS:

Administrator	Transfer Agent	Fund Accountant
$90,339	$29,642	$53,582

The amounts reflected on the Statement of Operations for Administration, Transfer Agent and Accounting fees may include some out of pocket expenses not paid to CFS.

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus, LLP serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus, LLP. J. Stephen King Jr. and Robert J. Rhatigan, each an Assistant Secretary of the Trust, are Partners of Practus, LLP. None of the officers and/or directors of CFS, Mr. Lively, Mr. King or Mr. Rhatigan receives any special compensation from the Trust or the Fund for serving as officers of the Trust.

The Fund’s Chief Compliance Officer is the Managing Member of Watermark Solutions, LLC (“Watermark”), which provides certain compliance services to the Fund. For the year ended March 31, 2026, Watermark received $9,770 in fees incurred by the Fund.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than short-term investments for the year ended March 31, 2026, were as follows:

Purchases	Sales
$109,850,486	$114,846,751

FINANCIAL STATEMENTS | March 31, 2026

PHILOTIMO FOCUSED GROWTH AND INCOME FUND

Notes to Financial Statements - continuedMarch 31, 2026

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

The tax character of distributions paid during the years ended March 31, 2026, and 2025, were as follows:

Distributions paid from:	Year Ended March 31, 2026	Year Ended March 31, 2025
Ordinary income	$6,307,286	$1,821,000
	$6,307,286	$1,821,000

As of March 31, 2026, the components of distributable earnings (accumulated deficits) on a tax basis were as follows:

Undistributed ordinary income	$512,252
Accumulated net realized gain (loss)	8,387,112
Net unrealized appreciation (depreciation)	5,233,910
$14,133,274

As of March 31, 2026, cost of securities for Federal income tax purposes and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$106,422,845	$15,020,910	$(9,787,000)	$5,233,910

The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to basis adjustments on Non-REIT investments held by the Fund.

PHILOTIMO FOCUSED GROWTH AND INCOME FUND

Notes to Financial Statements - continuedMarch 31, 2026

FINANCIAL STATEMENTS | March 31, 2026

NOTE 5 – CAPITAL STOCK TRANSACTIONS

Capital stock transactions were:

	Year Ended March 31, 2026	Year Ended March 31, 2025
Shares sold	326,017	421,959
Shares reinvested	531,811	169,553
Shares redeemed	(514,079)	(799,771)
Net increase (decrease)	343,749	(208,259)

NOTE 6 – SECTOR RISK

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, circumstances may affect a particular sector and the companies within such sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of March 31, 2026, 36.04% of the value of the net assets of the Fund were invested in securities within the Consumer Discretionary - Retail sector.

NOTE 7 – RISKS OF INVESTING IN THE FUND

It is important that you closely review and understand the risks of investing in the Fund. The Fund’s NAV and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. A complete description of the principal risks is included in the Fund’s prospectus under the heading “Principal Risks.”

NOTE 8 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

FINANCIAL STATEMENTS | March 31, 2026

PHILOTIMO FOCUSED GROWTH AND INCOME FUND

Report of Independent Registered Public Accounting Firm

To the Shareholders of Philotimo Focused Growth and Income Fund and Board of Trustees of World Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Philotimo Focused Growth and Income Fund (the “Fund”), a series of World Funds Trust, as of March 31, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the period ended March 31, 2022 were audited by other auditors whose report dated May 31, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

FINANCIAL STATEMENTS | March 31, 2026

PHILOTIMO FOCUSED GROWTH AND INCOME FUND

Report of Independent Registered Public Accounting Firm - continued

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.
Cleveland, Ohio
May 29, 2026

FINANCIAL STATEMENTS | March 31, 2026

PHILOTIMO FOCUSED GROWTH AND INCOME FUND

Supplemental Information (unaudited)

Changes in and disagreements with accountants for open-end management investment companies.

Not applicable.

Proxy disclosures for open-end management investment companies.

Not applicable.

Remuneration paid to Directors, Officers, and others of open-end management investment companies.

See the Statement of Operations and Note 2 which includes remuneration paid to Officers. See the Statement of Operations for remuneration paid to Trustees.

Advisory Agreement Renewal

Renewal of Investment Advisory Agreement – Philotimo Focused Growth and Income Fund (WFT)

At a meeting held on December 10-11, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of World Funds Trust (the “Trust”) considered the renewal of the Investment Advisory Agreement between the Trust and Kanen Wealth Management, LLC (“KWM”) (the “KWM Advisory Agreement”) on behalf of the Philotimo Focused Growth and Income Fund (the “Philotimo Fund” or “Fund”). The Board discussed the arrangements between KWM and the Trust with respect to the Philotimo Fund and reflected on its discussions with representatives from KWM at the Meeting and in earlier meetings of the Board regarding the manner in which the Philotimo Fund is managed and the roles and responsibilities of KWM under the KWM Advisory Agreement.

The Trustees reviewed a memorandum from counsel to the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the continuation of the KWM Advisory Agreement. A copy of this memorandum had been provided to the Trustees in advance of the Meeting. The Trustees also reviewed KWM’s response to requests for information prepared by Trust Counsel on behalf of the Board and noted that the responses included a copy of financial information for KWM, an expense comparison analysis for the Philotimo Fund and comparable mutual funds, and the KWM Advisory Agreement. The Trustees discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the continuation of the KWM Advisory Agreement, including the following material factors: (i) the

FINANCIAL STATEMENTS | March 31, 2026

PHILOTIMO FOCUSED GROWTH AND INCOME FUND

Supplemental Information (unaudited)

nature, extent, and quality of the services provided by KWM; (ii) the investment performance of the Philotimo Fund and KWM; (iii) the costs of the services provided and profits realized by KWM from its relationship with the Philotimo Fund; (iv) the extent to which economies of scale would be realized if the Philotimo Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Philotimo Fund’s investors; and (v) KWM’s practices regarding possible conflicts of interest and benefits received by KWM.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared and/or presented in connection with the approval process with respect to the Philotimo Fund, including information presented to the Board in KWM’s presentation earlier in the Meeting, as well as prior presentations by KWM’s staff and Trust management at other meetings of the Board, including information regarding expense limitation arrangements and the manner in which the Philotimo Fund is managed. The Board requested and was provided with information and reports relevant to the approval of the continuation of the KWM Advisory Agreement, including: (i) reports regarding the services and support provided to the Philotimo Fund and its shareholders by KWM; (ii) quarterly assessments of the investment performance of the Philotimo Fund from KWM; (iii) periodic commentary on the reasons for the performance; (iv) presentations by KWM’s management addressing the investment philosophy, investment strategy, and personnel utilized in managing the Philotimo Fund; (v) compliance and audit reports concerning the Philotimo Fund and KWM; (vi) disclosure information contained in the registration statement of the Trust and the Form ADV of KWM; and (vii) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the KWM Advisory Agreement, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board also requested and received various informational materials including, without limitation: (i) documents containing information about KWM, including financial information, a description of personnel and the services provided to the Philotimo Fund, information on investment advice, performance, summaries of the Philotimo Fund’s expenses, information on KWM’s compliance program, current legal matters, and other general information; (ii) comparative expense and performance information for other mutual funds with strategies similar to the Philotimo Fund; and (iii) benefits realized by KWM from its relationship with the Philotimo Fund. The Board did not identify any particular information that was most relevant to its consideration of whether to approve the continuation of the KWM Advisory Agreement and each Trustee may have afforded different weight

FINANCIAL STATEMENTS | March 31, 2026

PHILOTIMO FOCUSED GROWTH AND INCOME FUND

Supplemental Information (unaudited)

to the various factors. In deciding whether to approve the continuation of the KWM Advisory Agreement, the Trustees considered numerous factors, including:

(1)The nature, extent, and quality of the services provided by KWM.

In this regard, the Board considered the responsibilities of KWM under the KWM Advisory Agreement. The Board reviewed the services provided by KWM to the Philotimo Fund including, without limitation, the investment strategies and techniques used in managing the Fund; the investment decision-making process and sources of information relied upon by KWM in providing portfolio management services to the Fund; the process for assuring compliance with the Fund’s investment objectives and limitations; and the efforts of KWM to promote the Fund and grow assets. The Board considered: KWM’s staffing, personnel, and methods of operating; the education and experience of its personnel; and its compliance programs, policies, and procedures. After reviewing the foregoing and further information from KWM, the Board concluded that the quality, extent, and nature of the services provided by KWM was satisfactory and adequate for the Philotimo Fund.

(2)Investment Performance of the Philotimo Fund and KWM.

The Board reviewed the performance of the Philotimo Fund. In considering the investment performance of the Philotimo Fund, the Board reviewed reports prepared by Broadridge Financial Solutions (“Broadridge”), and compared the performance of the Philotimo Fund with the performance of its benchmark index, the Russell 2000 Index (the “Index”), a custom category of funds in its Morningstar Category, the Moderately Aggressive Allocation Category, selected by Broadridge based on factors such as whether the funds have an active or passive strategy, and share class characteristics (“Category”), and a peer group selected from the Category by Broadridge using Morningstar data as being comparable to the Philotimo Fund in terms of investment style, share class characteristics and asset levels for each comparative fund (“Peer Group”). The Board noted that the Philotimo Fund outperformed the Index, and the medians of its Category and Peer Group for the one-year period ended September 30, 2025, and the Fund outperformed the Index, and the median of its Peer Group, but underperformed the median of the Category, for the three-year period ended September 30, 2025. The Board noted that KWM manages an unregistered fund with an investment strategy that has some similarities to the Philotimo Fund’s investment strategy, and the Board noted that the Philotimo Fund had underperformed the unregistered fund recently, and acknowledged KWM’s belief that the Philotimo Fund’s relative performance was consistent with its more conservative investment strategy, among other differences that may render a

FINANCIAL STATEMENTS | March 31, 2026

PHILOTIMO FOCUSED GROWTH AND INCOME FUND

Supplemental Information (unaudited)

comparison of their performance less relevant. The Board considered KWM’s investment processes and philosophy for the Philotimo Fund and concluded that the investment performance of the Philotimo Fund was satisfactory.

(3)The costs of services to be provided and profits to be realized by KWM from the relationship with the Philotimo Fund.

In this regard, the Board considered KWM’s staffing and personnel; the financial condition of KWM; the current and expected asset levels of the Philotimo Fund; the advisory fee and overall expenses of the Fund, including the nature and frequency of advisory fee payments. The Board also considered potential benefits for KWM in managing the Philotimo Fund. The Board compared the fees and expenses of the Philotimo Fund (including the advisory fee) to other funds in the Peer Group and Category. The Trustees noted that while KWM continues to limit Fund expenses to 1.50% annually, it does not expect to institute breakpoints in the advisory fee payable by the Fund as Fund assets grow. The Trustees considered that the Philotimo Fund’s advisory fee was higher than the median gross and net advisory fees of the Peer Group and Category, but was within the range of other funds in the Peer Group and Category, The Trustees also considered that the Fund’s gross and net expense ratios were higher than the median expense ratios of the Peer Group and Category, but was within the range of other funds in the Peer Group and Category.

The Trustees also considered that the Philotimo Fund’s advisory fees were lower than those charged to the unregistered fund managed by KWM and to its separately-managed accounts. In addition, the Trustees considered KWM’s profitability with respect to its relationship with the Philotimo Fund, and noted KWM’s agreement to cap the Philotimo Fund’s expenses. Upon further consideration and discussion of the foregoing, the Board concluded that the advisory fees paid to KWM by the Fund were within the range of such fees that could have been negotiated at arm’s length, and KWMs profitability in managing the Philotimo Fund was acceptable.

(4)The extent to which economies of scale would be realized as the Philotimo Fund grows and whether advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.

The Board considered the Philotimo Fund’s advisory fee arrangements with KWM. The Board noted that the advisory fee would stay the same as asset levels increased, although it noted that KWM had entered into an expense limitation arrangement pursuant to which it agreed to cap the Philotimo Fund’s expenses at 1.50%, excluding certain expenses. The Trustees noted that while the Fund

FINANCIAL STATEMENTS | March 31, 2026

PHILOTIMO FOCUSED GROWTH AND INCOME FUND

Supplemental Information (unaudited)

benefits from KWM’s expense limitation agreement, Fund shareholders also benefit from the overall expense structure as other Fund service providers have fixed or semi-fixed costs that can result in economies of scale. Following further discussion of the Philotimo Fund’s current asset levels and expectations for growth, the Board determined that the Fund’s fee arrangements with KWM were fair and reasonable in relation to the nature, extent and quality of the services provided by KWM.

(5)Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory personnel assigned to the Philotimo Fund; the basis of decisions to buy or sell securities for the Fund; the method for allocating of portfolio securities transactions; KWM’s use of soft-dollars; the substance and administration of KWM’s Code of Ethics and other relevant policies described in KWM’s Form ADV. The Trustees considered how conflicts of interest were managed by KWM under its compliance policies. The Trustees noted the possible benefits to KWM from advising the Fund. Following further consideration and discussion, the Board indicated that KWM’s standards and practices relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by KWM from managing the Philotimo Fund, were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Trust Counsel and further discussion and careful review by the Board, the Board determined that the compensation payable under the KWM Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and the KWM Advisory Agreement was approved for an additional one-year term.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Reference Item 7, Note 2 which includes remuneration paid to Officers and the Statements of Operations which include remuneration paid to Trustees.

STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Reference Item 7 which includes the investment advisory contract renewal in the Supplemental Information.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable because it is not a closed-end management investment company.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable because it is not a closed-end management investment company.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable because it is not a closed-end management investment company.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees.

ITEM 16.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19.	EXHIBITS.

(a)(1)	Code of Ethics in response to Item 2 of this Form N-CSR is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act of 1934 – Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)(1)	Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 – Not applicable.

(a)(3)(2)	Change in the registrant’s independent public accountant – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   World Funds Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 4, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: June 4, 2026

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: June 4, 2026

* Print the name and title of each signing officer under his or her signature.